Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	$ 392,275	$ 385,554
New policies	5,481	6,223
Normal in-force movement	(39,000)	4,160
Changes in methods and assumptions	269	742
Reinsurance transactions	(1,469)
Impact of changes in foreign exchange rates	13,849	(4,404)
Ending balance	371,405	392,275
Net actuarial liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	332,272	325,408
New policies	5,365	5,947
Normal in-force movement	(39,174)	4,689
Changes in methods and assumptions	112	287
Reinsurance transactions	(2,419)
Impact of changes in foreign exchange rates	10,439	(4,059)
Ending balance	306,595	332,272
Other insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	15,472	14,377
Normal in-force movement	1,216	1,283
Changes in methods and assumptions	(192)
Impact of changes in foreign exchange rates	640	(188)
Ending balance	17,136	15,472
Net insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	347,744	339,785
New policies	5,365	5,947
Normal in-force movement	(37,958)	5,972
Changes in methods and assumptions	(80)	287
Reinsurance transactions	(2,419)
Impact of changes in foreign exchange rates	11,079	(4,247)
Ending balance	323,731	347,744
Reinsurance assets [member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	44,531	45,769
New policies	116	276
Normal in-force movement	(1,042)	(1,812)
Changes in methods and assumptions	349	455
Reinsurance transactions	950
Impact of changes in foreign exchange rates	2,770	(157)
Ending balance	$ 47,674	$ 44,531